Pension and Postretirement Benefit Plans, Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Weighted Average Assumptions Used to Measure Benefit Obligation [Abstract]
Discount rate	3.00%	4.00%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs [Abstract]
Discount rate	4.00%	3.80%
Expected return on plan assets	4.50%	6.00%
Postretirement Benefits [Member]
Weighted Average Assumptions Used to Measure Benefit Obligation [Abstract]
Discount rate		4.25%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs [Abstract]
Discount rate		3.30%
Expected return on plan assets		0.00%